7. ACCOUNTS RECEIVABLE: Schedule of Sales tax receivable (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Sales tax receivable
	2020	2019
Current	$2,835,810	$1,111,637
1-30 Days	4,556,868	-
31-60 Days	288,226	-
61-90 Days	916,098	-
91 Days and over	22,198	-
Total trade receivables	$8,619,200	$1,111,637